CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash Flows from Operating Activities:
Net income / (loss)	$ (11,609)	$ 49,623
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation and amortization of deferred charges	47,865	45,908
Amortization of financing costs	352	276
Amortization of free lubricants benefit	(76)	(149)
Compensation cost on restricted stock	6,135	6,417
Actuarial gain / (loss)	(98)	0
Change in fair value of derivative instruments	(451)	120
Loss from investment in Diana Containerships Inc., net of dividends receivable	3,011	1,818
(Increase) / Decrease in:
Receivables	3,379	567
Due from related parties	461	(920)
Inventories	(233)	(510)
Prepaid expenses and other assets	1,692	(618)
Prepaid charter revenue	2,280	2,287
Other non-current assets	734
Increase / (Decrease) in:
Accounts payable	(134)	(969)
Due to related parties	(43)	99
Accrued liabilities	(859)	(294)
Deferred revenue	(65)	(4,932)
Other liabilities	178	257
Drydock costs	(46)	(1,428)
Net Cash provided by Operating Activities	51,005	97,552
Cash Flows from Investing Activities:
Payments for vessel acquisitions and construction	(125,496)	(143,505)
Cash dividends from investment in Diana Containerships Inc.	3,500	2,833
Loan to Diana Containerships Inc.	(50,000)
Payments for property and equipment	(543)	(993)
Net Cash used in Investing Activities	(172,539)	(141,665)
Cash Flows from Financing Activities:
Proceeds from long-term debt	18,000	98,550
Payments for repurchase of common stock	0	(4,564)
Financing costs	(451)	(317)
Loan payments	(26,899)	(13,776)
Net Cash provided by / (used in) Financing Activities	(9,350)	79,893
Net increase / (decrease) in cash and cash equivalents	(130,884)	35,780
Cash and cash equivalents at beginning of the period	446,624	416,674
Cash and cash equivalents at end of the period	315,740	452,454
Cash paid during the year for:
Interest payments, net of amounts capitalized	$ 5,552	$ 4,817